Note 10 - Options	12 Months Ended
Nov. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
12.	Restricted share units

Effective May 28, 2010, the Company’s shareholders approved a Restricted Share Unit (“RSU”) Plan for officers and employees of the Company and reserved a maximum of 330,000 common shares for issuance under the plan. The RSU Plan will form part of the incentive compensation arrangements available to officers and employees of the Company and its designated affiliates. An RSU is a unit equivalent in value to one common share of the Company. Upon vesting of the RSUs and the corresponding issuance of common shares to the participant, or on the forfeiture and cancellation of the RSUs, the RSUs credited to the participant’s account will be cancelled. No RSUs have been issued under the plan.

Stock Options [Member]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
10.	Options

All grants of options to employees after October 22, 2009 are made from the Employee Stock Option Plan (the “Employee Stock Option Plan”). The maximum number of common shares issuable under the Employee Stock Option Plan is limited to 10% of the issued and outstanding common shares of the Company from time to time, or 1,790,694 based on the number of issued and outstanding common shares as at November 30, 2012. As at November 30, 2012, 1,375,119 options are outstanding under the employee stock option plan. Each option granted allows the holder to purchase one common share at an exercise price not less than the closing price of the Company's common shares on the Toronto Stock Exchange on the last trading day prior to the grant of the option. Options granted under these plans generally have a maximum term of 10 years and generally vest over a period of up to three years. As at November 30, 2012, there were 415,575 options available for grant under the Employee Stock Option Plan.

In August 2004, the Board of Directors of IPC Ltd. approved a grant of 2,763,940 performance-based stock options, to two executives who were also the principal shareholders of IPC Ltd. The vesting of these options is contingent upon the achievement of certain performance milestones. A total of 1,381,970 performance-based stock options have been vested as of November 30, 2012. These options were still outstanding as at November 30, 2012 and will expire in 2014.

In the year ended November 30, 2012, Nil (2011 – 120,000) stock options to non-management board members and a grant of 955,000 (2011 – Nil) stock options to management were granted.

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option-pricing model, consistent with the provisions of Accounting Standards Codification topic ASC 718.

Option pricing models require the use of subjective assumptions, changes in these assumptions can materially affect the fair value of the options. The assumptions presented in the table below represent the weighted average of the applicable assumption used to value stock options at their grant date.

The Company calculates expected volatility based on historical volatility of the Company’s peer group that is publicly traded for options that has an expected life than is more than two years. For options that have an expected life of less than three years the Company uses its own volatility.

The expected term, which represents the period of time that options granted are expected to be outstanding, is estimated based on an average of the term of the options.

The risk free rate assumed in valuing the options is based on the U.S. Treasury yield curve in effect at the time of grant for the expected term of the option. The expected dividend yield percentage at the date of grant is Nil as the Company is not expected to pay dividends in the foreseeable future.

The weighted average fair value of employee stock options granted in 2012 and 2011 was estimated using the following assumptions:

	2012	2011

Volatility	64.7%	63.8%
Risk-free interest rate	0.08%	0.02%
Expected life (in years)	10.00	7.77
Dividend yield	-	-
The weighted average grant date fair value per options granted	$2.51	$1.86

Details of stock option transactions are as follows:

			November 30, 2012			November 30, 2011			November 30, 2010
	Number of options	Weighted average exercise price per share	Weighted average grant date fair value	Number of options	Weighted average exercise price per share	Weighted average grant date fair value	Number of options	Weighted average exercise price per share	Weighted average grant date fair value
		$	$		$	$		$	$

Outstanding, beginning of period,	3,216,954	5.33	2.82	3,038,698	5.53	2.87	2,939,188	6.48	3.46
Granted	955,000	3.27	2.51	328,000	3.51	1.84	152,722	3.36	1.59
Exercised	-	-	-	(25,000)	3.73	1.55	-	-	-
Forfeiture	(32,862)	-	-	(4,667)	-	-	(25,000)	-	-
Expired	(33)	69.74	53.82	(120,077)	6.01	1.61	(28,212)	51.47	25.29
Balance at end of period	4,139,059	4.86	2.76	3,216,954	5.53	2.87	3,038,698	6.48	3.46

Options exercisable, end of year	2,286,589	5.94	3.55	1,585,816	7.11	4.03	1,328,667	8.00	4.45

As of November 30, 2012, the exercise prices, weighted average remaining contractual life of outstanding options and weighted average grant date fair values were as follows:

				Options outstanding			Options exercisable
Exercise price	Number outstanding	Weighted average exercise price per share	Weighted average remaining contract life (years)	Weighted average grant due fair value	Number exercisable	Weighted average exercise price per share	Weighted average grant date fair value
		$		$		$	$

Under 2.50	-	-	-	-	-	-	-
2.51 - 5.00	4,094,833	3.52	3.90	1.85	2,242,363	3.48	1.89
5.01 - 7.50	-	-	-	-	-	-	-
7.51 - 10.00	-	-	-	-	-	-	-
10.01 - 100.00	36,032	39.52	4.83	30.99	36,032	39.50	30.99
300.00 - 500.00	3,971	331.15	3.30	223.52	3,971	331.15	223.52
500.01 - 1,000.00	4,190	705.99	0.29	435.71	4,190	705.99	435.71
1,000.01 - 1,500.00	33	1,149.13	1.45	709.18	33	1,149.13	709.18
	4,139,059	4.86			2,286,589	5.94

Total unrecognized compensation cost relating to the unvested performance-based stock options at November 30, 2012 is approximately $2,214,000 (November 30, 2011 - $2,214,000). For the year ended November 30, 2012, no compensation cost has been recognized for the remaining unvested performance-based options.  For the year ended November 30, 2011, the Company recorded stock based compensation expense of $442,800 related to meeting the performance criteria of 276,394 options.

No options were exercised in the year ended November 30, 2012.  For the year ended November 30, 2011, 25,000 options were exercised for a cash consideration of $93,165 and no options were exercised in the year ended November 30, 2010.

During the year ended November 30, 2012, no stock options were granted to employees. For the fiscal year ended November 30, 2011, 208,000 stock options were granted.

The following table summarizes the components of stock-based compensation expense.

	November 30, 2012	November 30, 2011	November 30, 2010
	$	$	$

Research and development	1,505,061	601,423	885,600
Selling, general and administrative	818,784	101,037	138,026
	2,323,845	702,460	1,023,626

The Company has estimated its stock option forfeitures to be $Nil at November 30, 2012 (2011 - $7,302; 2010 - $Nil).